[USAA                         USAA WORLD GROWTH FUND
EAGLE                    SUPPLEMENT DATED APRIL 15, 2009
LOGO (R)]                   TO THE FUND'S PROSPECTUS
                              DATED OCTOBER 1, 2008




Effective immediately Simon Todd is no longer a member of MFS's portfolio management team and is therefore removed from page 5 of the Fund's prospectus. David R. Mannheim remains as the lead portfolio manager.


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